Other Current Assets - Schedule of Other Current Assets (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Current Assets [Abstract]
Prepaid operating costs and miscellaneous daily expenses		¥ 14,674	¥ 9,200
Equity investments with readily determinable fair value	[1]		13,755
Other		135	447
Total		¥ 14,809	¥ 23,402

[1]	This amount mainly represents an equity investment of AIFU in Cheche Technology Inc. (“Cheche”), a Nasdaq-listed company. The Group measures the equity interests in Cheche at fair value and recorded a loss of RMB82,499 and RMB132 from fair value change in the consolidated statement of income (loss) and comprehensive income (loss) for the years ended December 31, 2024 and 2025, respectively.